AFS and HTM Debt Securities, Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 170,650	$ 137,201
Available-for sale, at amortized cost, net of allowance for credit losses, including portfolio level basis adjustments	170,607	137,155
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	155	196
Available-for-sale, gross unrealized gains	155	196
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(7,827)	(6,949)
Available-for-sale, gross unrealized losses	(7,827)	(6,949)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(7,672)	(6,753)
Available-for-sale, net unrealized gains (losses)	(7,629)	(6,707)
Available-for-sale, at fair value excluding portfolio level basis adjustments	162,978	130,448
Available-for-sale, at fair value	162,978	130,448
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	234,948	262,708
Held-to-maturity, gross unrealized gains	106	232
Held-to-maturity, gross unrealized losses	(41,275)	(35,624)
Held-to-maturity, net unrealized gains (losses)	(41,169)	(35,392)
Held-to-maturity, at fair value	193,779	227,316
Total AFS and HTM Debt securities:
Amortized cost including portfolio level basis adjustment, net	405,555	399,863
Debt securities, gross unrealized gains	261	428
Debt securities, gross unrealized losses	(49,102)	(42,573)
Debt securities, net unrealized gains (losses)	(48,798)	(42,099)
Fair value	356,757	357,764
AFS and HTM Debt Securities Textual [Abstract]
Allowance for credit loss, available-for-sale debt securities	34	1
Allowance for credit loss, held-to-maturity debt securities	95	93
Fair value hedging [Member]
Available-for-sale debt securities:
Portfolio layer basis adjustment	(43)	(46)
Reversal of portfolio level basis adjustments	43	46
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	23,791	47,351
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	1	2
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(507)	(1,886)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(506)	(1,884)
Available-for-sale, at fair value excluding portfolio level basis adjustments	23,285	45,467
Available-for-sale, at fair value	23,285
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	3,794	3,790
Held-to-maturity, gross unrealized gains	0	0
Held-to-maturity, gross unrealized losses	(1,779)	(1,503)
Held-to-maturity, net unrealized gains (losses)	(1,779)	(1,503)
Held-to-maturity, at fair value	2,015	2,287
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	12,542	20,654
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	11	36
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(518)	(624)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(507)	(588)
Available-for-sale, at fair value excluding portfolio level basis adjustments	12,035	20,066
Available-for-sale, at fair value	12,035	20,066
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	18,200	18,624
Held-to-maturity, gross unrealized gains	0	3
Held-to-maturity, gross unrealized losses	(3,342)	(2,939)
Held-to-maturity, net unrealized gains (losses)	(3,342)	(2,936)
Held-to-maturity, at fair value	14,858	15,688
Securities of U.S. states and political subdivisions [Member] | Nontaxable preferred debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	2,800	5,500
Available-for-sale, at fair value excluding portfolio level basis adjustments	2,800	5,500
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	129,703	63,741
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	84	111
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(6,758)	(4,274)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(6,674)	(4,163)
Available-for-sale, at fair value excluding portfolio level basis adjustments	123,029	59,578
Available-for-sale, at fair value	123,029
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	193,982	209,170
Held-to-maturity, gross unrealized gains	0	136
Held-to-maturity, gross unrealized losses	(36,029)	(30,918)
Held-to-maturity, net unrealized gains (losses)	(36,029)	(30,782)
Held-to-maturity, at fair value	157,953	178,388
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	1,844	2,892
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	3	1
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(41)	(144)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(38)	(143)
Available-for-sale, at fair value excluding portfolio level basis adjustments	1,806	2,749
Available-for-sale, at fair value	1,806
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,364	1,276
Held-to-maturity, gross unrealized gains	50	18
Held-to-maturity, gross unrealized losses	(81)	(120)
Held-to-maturity, net unrealized gains (losses)	(31)	(102)
Held-to-maturity, at fair value	1,333	1,174
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	2,196	1,538
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	6	0
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	0	(5)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	6	(5)
Available-for-sale, at fair value excluding portfolio level basis adjustments	2,202	1,533
Available-for-sale, at fair value	2,202	1,533
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	15,888	28,122
Held-to-maturity, gross unrealized gains	56	75
Held-to-maturity, gross unrealized losses	0	(63)
Held-to-maturity, net unrealized gains (losses)	56	12
Held-to-maturity, at fair value	15,944	28,134
Other debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	574	1,025
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	50	46
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(3)	(16)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	47	30
Available-for-sale, at fair value excluding portfolio level basis adjustments	621	1,055
Available-for-sale, at fair value	621
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,720	1,726
Held-to-maturity, gross unrealized gains	0	0
Held-to-maturity, gross unrealized losses	(44)	(81)
Held-to-maturity, net unrealized gains (losses)	(44)	(81)
Held-to-maturity, at fair value	$ 1,676	$ 1,645